Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
7.	Commitments and Contingencies

Lease Commitments

The Group leases two premises in South Africa under operating leases. One location is an office facility and the other is a workshop. The office facility lease was originally scheduled to expire on April 30, 2012 with a monthly rent of $4,689 but has been renegotiated to extend the lease term to February 28, 2014 at a monthly rent of $2,792 for the first year and $3,071 for the second year. The lease for the Group’s workshop facility originally expired on April 30, 2012 with a monthly rent of $2,460. This lease term was extended to November 30, 2012 with a monthly rent of $2,706 and was further extended to March 31, 2013 at the same monthly rent. Rent expense was $14,705 and $18,203 for the three months ended September 30, 2012 and 2011, respectively, $46,157 and $54,969 for the nine months ended September 30, 2012 and 2011, respectively and $750,157 for the period from inception to September 30, 2012. Rent expense is included in general and administrative expenses in the accompanying consolidated statement of operations.

The future rent commitments under the above leases for the twelve months ended September 30, 2013 and 2014 is $51,346 and $15,355, respectively.

Payroll Commitments

The Group’s employees in South Africa have employment contracts that provide for one month of notice before the employee can be terminated. As of September 30, 2012, the total monthly salary commitment applicable to these employees was approximately $20,700. The Company has also announced salary increases and bonuses to these employees. Bonuses of approximately $20,700 are to be paid on December 15, 2012 and salary increases to approximately $23,000 per month will take effect on January 1, 2013.

Payroll Tax Contingencies

During February 2012, SPM received notification from the South African Revenue Service regarding unpaid payroll taxes of approximately $185,000. SPM has requested additional time to arrange a payment plan that is suitable to both parties and has commenced making monthly payments against this balance. As of September 30, 2012, the remaining balance of the liability is approximately $160,000. The amount is included in accounts payable and other current liabilities in the accompanying consolidated balance sheets.

7.	Commitments and Contingencies

Lease Commitments

The Group leases two premises in South Africa under operating leases. One location is an office facility and the other is a workshop. The office facility lease was originally scheduled to expire on April 30, 2012 with a monthly rent of $4,689 but has been renegotiated to extend the lease term to February 28, 2014 at a monthly rent of $2,792 for the first year and $3,071 for the second year. The lease for the Group’s workshop facility originally expired on April 30, 2012 with a monthly rent of $2,460. This lease term was then extended to November 30, 2012 with a monthly rent of $2,706. The total rent expense for the years ended December 31, 2011 and 2010 and for the period from inception to December 31, 2011 was approximately $89,000, $272,000 and $704,000, respectively. Rent expense is included in general and administrative expenses in the accompanying consolidated statement of operations.

The future rent commitments under the above leases are as follows:

2012	$65,018
2013	36,295
2014	6,142

$107,455

Payroll Commitments

The Group’s employees in South Africa have employment contracts that provide for one month of notice before the employee can be terminated. As of December 31, 2011, the total monthly salary commitment for January 2012 applicable to these employees was approximately $26,300.

Payroll Tax Contingencies

During February 2012, SPM received notification from the South African Revenue Service regarding unpaid payroll taxes of approximately $185,000. SPM has requested additional time to arrange a payment plan that is suitable to both parties. The amount is included in accounts payable and other current liabilities in the accompanying consolidated balance sheets.